Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Modern Capital Funds Trust
Entity Central Index Key	0001815608
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Class ADV Shares
Shareholder Report [Line Items]
Fund Name	Modern Capital Tactical Income Fund
Class Name	Class ADV Shares
Trading Symbol	MCTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Modern Capital Tactical Income Fund, Class ADV Shares, for the period ended September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at www.moderncap.com or 800-711-9164.
Additional Information Phone Number	800-711-9164
Additional Information Website	www.moderncap.com
Expenses [Text Block]
What were the Fund costs for the past six months?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment*	Costs paid as a percentage of a $10,000 investment
Class ADV Shares	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 74,783,575
Holdings Count | shares	64
Advisory Fees Paid, Amount	$ 190,066
Investment Company, Portfolio Turnover	676.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
Net Assets	$74,783,575
Number of Holdings	64
Annual Portfolio Turnover	676%
Total Advisory Fee	$190,066

Holdings [Text Block]
Top Ten Holdings

First American Government Obligations Fund, Class X	13.91%
PGIM Short Duration High Yield Opportunities Fund	4.68%
Virtus Global Multi-Sector Income Fund	3.99%
Aberdeen Global Dynamic Dividend Fund	3.87%
FS Credit Opportunities Corp.	3.25%
Aberdeen Total Dynamic Dividend Fund	3.20%
Morgan Stanley Emerging Markets Domestic Debt Fund Inc	3.15%
Highland Income Fund	3.10%
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	3.00%
BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	2.97%
Sector Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings

First American Government Obligations Fund, Class X	13.91%
PGIM Short Duration High Yield Opportunities Fund	4.68%
Virtus Global Multi-Sector Income Fund	3.99%
Aberdeen Global Dynamic Dividend Fund	3.87%
FS Credit Opportunities Corp.	3.25%
Aberdeen Total Dynamic Dividend Fund	3.20%
Morgan Stanley Emerging Markets Domestic Debt Fund Inc	3.15%
Highland Income Fund	3.10%
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	3.00%
BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	2.97%

Material Fund Change [Text Block]	How has the Fund Changed? There were no material fund changes during the six months ended September 30, 2024.
Summary of Change Legend [Text Block]	There were no material fund changes during the six months ended September 30, 2024.
Class A Shares
Shareholder Report [Line Items]
Fund Name	Modern Capital Tactical Income Fund
Class Name	Class A Shares
Trading Symbol	MCTOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Modern Capital Tactical Income Fund, Class A Shares, for the period ended September 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at www.moderncap.com or 800-711-9164.
Additional Information Phone Number	800-711-9164
Additional Information Website	www.moderncap.com
Expenses [Text Block]
What were the Fund costs for the past six months?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment*	Costs paid as a percentage of a $10,000 investment
Class A Shares	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 74,783,575
Holdings Count | shares	64
Advisory Fees Paid, Amount	$ 190,066
Investment Company, Portfolio Turnover	676.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
Net Assets	$74,783,575
Number of Holdings	64
Annual Portfolio Turnover	676%
Total Advisory Fee	$190,066

Holdings [Text Block]
Top Ten Holdings

First American Government Obligations Fund, Class X	13.91%
PGIM Short Duration High Yield Opportunities Fund	4.68%
Virtus Global Multi-Sector Income Fund	3.99%
Aberdeen Global Dynamic Dividend Fund	3.87%
FS Credit Opportunities Corp.	3.25%
Aberdeen Total Dynamic Dividend Fund	3.20%
Morgan Stanley Emerging Markets Domestic Debt Fund Inc	3.15%
Highland Income Fund	3.10%
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	3.00%
BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	2.97%
Sector Breakdown (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings

First American Government Obligations Fund, Class X	13.91%
PGIM Short Duration High Yield Opportunities Fund	4.68%
Virtus Global Multi-Sector Income Fund	3.99%
Aberdeen Global Dynamic Dividend Fund	3.87%
FS Credit Opportunities Corp.	3.25%
Aberdeen Total Dynamic Dividend Fund	3.20%
Morgan Stanley Emerging Markets Domestic Debt Fund Inc	3.15%
Highland Income Fund	3.10%
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	3.00%
BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	2.97%

Material Fund Change [Text Block]	How has the Fund Changed? There were no material fund changes during the six months ended September 30, 2024.
Summary of Change Legend [Text Block]	There were no material fund changes during the six months ended September 30, 2024.